BORROWINGS (Details 3) In Millions, unless otherwise specified			12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2014 UZS-Denominated, Aloqabank RUB	Dec. 31, 2014 MTS International Notes due 2020 USD ($)	Dec. 31, 2014 MTS International Notes due 2020 RUB	Dec. 31, 2013 MTS International Notes due 2020 RUB	Dec. 31, 2014 MTS International Notes due 2023 RUB	Dec. 31, 2013 MTS International Notes due 2023 RUB	Dec. 31, 2014 RUB 50 billion non-revolving credit line facilities, Sberbank maturing during 2018-2021 RUB	Dec. 31, 2014 Available credit facilities, Citi Bank Europe maturing in 2024 RUB	Dec. 31, 2014 Available credit facilities, ING Bank Eurasia maturing in 2014 RUB	Dec. 31, 2014 Available credit facilities, Citibank	Dec. 31, 2014 Notes. RUB	Dec. 31, 2014 Bank loans and other debt RUB
Compliance with covenants
Amount of a judgment that the entity may be subject to before it may be considered to be in default of debt covenants, subject to certain exemptions and qualifications				$ 10	563
Minimum number of days in which a judgment requiring payment in excess of stated thresholds may continue unsatisfied before the entity is determined to be in default of debt covenants, subject to certain exemptions and qualifications				60 days	60 days
Percentage of the principal amount at which the notes are redeemable due to a change of control				101.00%	101.00%		101.00%
Loans Payable to Bank	176,519	116,356	759
Debt Instrument, Collateral Amount			2,038
Available credit facilities
Repayment term												182 days
Interest rate, description												MosPrime
Interest rate added to base rate (as a percent)			12.00%						16.00%	0.90%	1.50%	1.50%
Available credit facilities, total	44,378								25,000	16,878	2,500
Payments due in the year ended December 31,
2015													22,701	19,435
2016													1,788	33,821
2017													10,000	39,937
2018													10,000	28,527
2019														31,695
Thereafter													61,988	23,104
Total notes	106,477	102,744			35,057	24,547	26,920	16,365
Total bank loans and other debt	176,519	116,356	759